Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0000944148
Registrant Name	CBIZ, Inc.
Registration File Number	333-298037
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES